UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2552

Waddell & Reed Advisors Funds, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Bond Fund
June 30, 2007
CORPORATE DEBT SECURITIES	Principal Amount in Thousands	Value

Banks - 2.27%
First Union Corporation,
7.574%, 8-1-26	$8,000	$9,275,280
First Union National Bank of Florida,
6.18%, 2-15-36	2,000	2,059,076
SouthTrust Bank, National Association,
6.125%, 1-9-28	4,000	4,022,136
		15,356,492
Broadcasting - 2.69%
Comcast Cable Communications, Inc.,
8.5%, 5-1-27	5,250	6,198,218
EchoStar DBS Corporation,
6.375%, 10-1-11	3,000	2,940,000
TCA Cable TV, Inc.,
6.53%, 2-1-28	4,000	4,021,680
Westinghouse Electric Corporation,
8.875%, 6-14-14	4,500	5,035,018
		18,194,916
Business Equipment and Services - 0.50%
Quebecor World Capital Corporation,
4.875%, 11-15-08	3,500	3,395,000

Coal - 0.44%
Peabody Energy Corporation,
6.875%, 3-15-13	3,000	2,985,000

Communications Equipment - 0.22%
Harris Corporation,
6.35%, 2-1-28	1,500	1,504,152

Computers -- Main and Mini - 0.08%
Unisys Corporation,
7.875%, 4-1-08	550	550,000

Construction Materials - 0.71%
Hanson PLC,
7.875%, 9-27-10	4,500	4,803,363

Finance Companies - 21.71%
Alternative Loan Trust 2005-J4,
5.5%, 11-25-35	8,250	7,641,155
Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2005-2,
4.783%, 7-10-43 (A)	7,500	7,237,170
CHL Mortgage Pass-Through Trust 2005-28,
5.25%, 1-25-19	12,280	11,989,291
CHYPS CBO 1997-1 Ltd.,
6.72%, 1-15-10 (B)	1,911	745,322
COMM 2005-C6,
5.144%, 6-10-44	18,500	18,064,334
First Horizon Alternative Mortgage Securities Trust 2005-FA6,
5.5%, 9-25-35	6,000	5,793,892
Ford Motor Credit Company,
7.375%, 10-28-09	1,000	992,656
GSR Mortgage Loan Trust 2004-2F,
7.0%, 1-25-34	3,361	3,436,933
General Motors Acceptance Corporation,
5.125%, 5-9-08	6,000	5,925,066
ISA Capital do Brasil S.A.,
7.875%, 1-30-12 (C)	1,500	1,533,750
J.P. Morgan Chase Commercial Mortgage Securities Corp., Commercial Mortgage Pass-Through Certificates, Series 2004-C1,
4.719%, 1-15-38	6,000	5,664,566
MASTR Adjustable Rate Mortgages Trust 2005-1,
5.40914%, 3-25-35 (A)	6,904	6,838,123
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (A)	6,000	5,804,703
Preferred Term Securities XVI, Ltd. and Preferred Term Securities XVI, Inc.,
7.96%, 3-23-35 (A)(B)	3,750	3,806,250
Preferred Term Securities XVII, Ltd. and Preferred Term Securities XVII, Inc.,
7.56%, 6-23-35 (A)(B)	3,000	3,026,250
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
4.9348%, 3-25-34 (A)	5,306	5,208,944
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates: Series 2004-5,
4.95831%, 5-25-34 (A)	3,400	3,196,608
Series 2004-6,
5.11999%, 6-25-34 (A)	2,707	2,553,729
Series 2004-12,
5.12324%, 9-25-34 (A)	4,828	4,606,716
Series 2004-18,
5.19322%, 12-25-34 (A)	7,459	7,288,700
Series 2004-A,
4.82596%, 2-25-34 (A)	4,453	4,416,136
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2005-21,
5.6979%, 11-25-35 (A)	4,941	4,730,898
Structured Adjustable Rate Mortgage Loan Trust: Series 2005-22,
5.61469%, 12-25-35 (A)	3,834	3,661,002
Series 2006-1,
6.08084%, 2-25-36 (A)	3,867	3,732,950
Structured Asset Securities Corporation Trust 2005-16,
5.5%, 9-25-35	7,000	6,721,382
Structured Asset Securities Corporation, Mortgage Pass-Through Certificates, Series 2003-40A,
4.9197%, 1-25-34 (A)	1,979	1,918,138
Student Loan Marketing Association,
0.0%, 10-3-22	7,500	3,232,665
Wells Fargo Mortgage Pass-Through Certificates, Series 2003-10,
4.5%, 9-25-18	7,500	7,091,818
		146,859,147
Food and Related - 0.31%
ConAgra, Inc.,
6.7%, 8-1-27	2,000	2,076,280

Forest and Paper Products - 1.14%
Bowater Canada Finance Corporation,
7.95%, 11-15-11	4,000	3,765,000
Champion International Corporation,
6.65%, 12-15-37	2,500	2,515,657
Westvaco Corporation,
7.5%, 6-15-27	1,400	1,435,364
		7,716,021
Homebuilders, Mobile Homes - 1.12%
D.R. Horton, Inc.,
8.0%, 2-1-09	4,000	4,112,364
Pulte Homes, Inc.,
4.875%, 7-15-09	3,500	3,443,639
		7,556,003
Hospital Supply and Management - 0.25%
HCA - The Healthcare Company,
8.75%, 9-1-10	1,600	1,670,000

Household -- General Products - 1.81%
Procter & Gamble Company (The),
8.0%, 9-1-24	10,000	12,230,060

Household -- Major Appliances - 0.44%
Controladora Mabe S.A. de C.V.,
6.5%, 12-15-15 (B)	3,000	3,007,500

Multiple Industry - 0.27%
TOLLROAD INVESTMENT PARTNERSHIP SERIES II,
0.0%, 2-15-09 (B)	2,000	1,835,788

Petroleum -- Domestic - 0.87%
Chesapeake Energy Corporation,
7.5%, 9-15-13	3,750	3,815,625
TE Products Pipeline Company, Limited Partnership,
7.51%, 1-15-28	2,000	2,054,540
		5,870,165
Petroleum -- International - 0.80%
Pemex Project Funding Master Trust,
7.375%, 12-15-14	5,000	5,434,225

Petroleum -- Services - 1.12%
Halliburton Company,
6.75%, 2-1-27	7,250	7,571,864

Real Estate Investment Trust - 0.34%
Diversified REIT Owner Trust 1999-1,
6.78%, 3-18-11 (A)(B)	2,250	2,278,305

Utilities -- Electric - 1.89%
Dominion Resources, Inc.,
5.25%, 8-1-33	7,500	7,173,893
HQI Transelec Chile S.A.,
7.875%, 4-15-11	3,250	3,427,037
Pepco Holdings, Inc.,
4.0%, 5-15-10	2,250	2,153,450
		12,754,380
Utilities -- Gas and Pipeline - 0.91%
Tennessee Gas Pipeline Company,
7.0%, 3-15-27	6,000	6,172,530

Utilities -- Telephone - 2.54%
Deutsche Telekom International Finance B.V.,
8.0%, 6-15-10	7,000	7,461,013
New York Telephone Company,
6.7%, 11-1-23	2,250	2,218,007
Pacific Bell,
7.25%, 11-1-27	3,250	3,329,586
Telefonos de Mexico, S.A. de C.V.,
4.5%, 11-19-08	4,250	4,178,953
		17,187,559

TOTAL CORPORATE DEBT SECURITIES - 42.43%		$287,008,750

(Cost: $286,821,562)

OTHER GOVERNMENT SECURITIES

Brazil - 0.24%
Federative Republic of Brazil (The),
9.25%, 10-22-10	1,500	1,657,500

Canada - 1.57%
Province de Quebec,
7.14%, 2-27-26	9,200	10,612,090

Japan - 1.05%
Japanese Government 15 Year Floating Rate Bond,
0.97194%, 1-20-18 (A)(D)	JPY900,000	7,097,665

Supranational - 0.79%
Inter-American Development Bank,
8.4%, 9-1-09	$5,000	5,314,420

TOTAL OTHER GOVERNMENT SECURITIES - 3.65%		$24,681,675

(Cost: $23,786,866)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 10.33%
Federal Agricultural Mortgage Corporation Guaranteed Notes Trust 2006-1,
4.875%, 1-14-11	4,000	3,934,800
Federal Home Loan Bank,
5.75%, 12-13-13	6,000	5,947,374
Federal Home Loan Mortgage Corporation:
3.625%, 9-15-08	1,000	980,981
5.75%, 7-20-11	4,500	4,529,511
4.75%, 5-6-13	6,000	5,783,736
5.375%, 1-9-14	3,000	2,960,904
5.0%, 12-14-18	10,109	9,499,609
5.2%, 3-5-19	7,500	7,207,470
5.5%, 8-20-19	7,500	7,430,505
Federal National Mortgage Association:
5.3%, 2-22-11	12,000	11,936,700
5.5%, 3-26-14	6,000	5,959,464
6.0%, 1-4-17	3,750	3,711,675
		69,882,729
Mortgage-Backed Obligations - 28.50%
Federal Home Loan Mortgage Corporation Adjustable Rate Participation Certificates:
5.239%, 6-1-34 (A)	2,029	2,004,451
5.695%, 7-1-36 (A)	908	904,197
5.753%, 10-1-36 (A)	3,602	3,597,724
5.953%, 1-1-37 (A)	6,192	6,247,702
Federal Home Loan Mortgage Corporation Agency REMIC/CMO:
5.0%, 5-15-19	4,500	4,310,709
5.0%, 7-15-19	2,394	2,300,134
5.0%, 5-15-23	5,500	5,243,004
5.5%, 4-15-24 (Interest Only)	6,091	331,192
5.5%, 4-15-24 (Interest Only)	1,400	61,458
5.0%, 3-15-25	7,000	6,487,424
6.0%, 3-15-29	879	878,830
5.0%, 7-15-29 (Interest Only)	4,155	492,525
7.5%, 9-15-29	1,733	1,820,031
4.25%, 3-15-31	2,810	2,686,395
5.0%, 9-15-31 (Interest Only)	8,134	1,318,147
5.0%, 9-15-32	3,000	2,765,481
Federal Home Loan Mortgage Corporation Fixed Rate Participation Certificates:
4.5%, 4-1-18	1,417	1,350,839
5.0%, 6-1-21	5,369	5,192,887
6.0%, 9-1-21	6,774	6,804,227
5.0%, 11-1-21	4,703	4,545,391
5.0%, 7-1-25	7,438	7,086,688
6.0%, 2-1-27	5,131	5,127,643
6.0%, 11-1-28	1,083	1,081,685
6.5%, 10-1-31	422	430,991
6.5%, 11-1-31	222	226,969
6.0%, 2-1-32	1,142	1,139,164
5.0%, 3-1-35	4,470	4,201,113
5.5%, 10-1-35	5,654	5,466,231
5.5%, 8-1-36	5,687	5,487,904
5.453%, 12-1-36 (A)	6,644	6,598,522
Federal Home Loan Mortgage Corporation Non-Agency REMIC/CMO:
5.5%, 12-15-13 (Interest Only)	1,716	291,406
5.5%, 3-15-31	3,500	3,474,156
5.5%, 9-15-31	11,250	11,079,723
Federal National Mortgage Association Agency REMIC/CMO:
5.0%, 3-25-18	8,500	8,155,107
5.0%, 3-25-18 (Interest Only)	1,997	130,111
5.0%, 6-25-18	6,750	6,543,540
5.0%, 3-25-29	8,000	7,777,653
5.5%, 2-25-32	4,000	3,948,972
4.0%, 11-25-32	2,033	1,890,938
4%, 3-25-33	1,965	1,830,079
3.5%, 8-25-33	4,723	4,187,220
5.5%, 11-25-36 (Interest Only)	15,462	4,148,476
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.5%, 1-1-17	1,692	1,673,683
4.0%, 11-1-18	4,252	3,957,305
5.5%, 10-1-23	2,747	2,684,671
5.0%, 4-1-24	7,239	6,903,784
6.0%, 12-1-28	273	272,362
6.0%, 4-1-33	2,516	2,504,736
5.5%, 6-1-33	742	719,135
5.414%, 12-1-36 (A)	4,446	4,446,927
Federal National Mortgage Association Non-Agency REMIC/CMO:
4.5%, 7-25-24	3,000	2,679,883
4.5%, 12-25-34	6,000	5,644,686
5.5%, 9-25-31	4,500	4,394,818
Government National Mortgage Association Agency REMIC/CMO:
5.5%, 6-20-28 (Interest Only)	6,561	464,646
5.0%, 1-20-32	1,045	1,016,737
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
7.5%, 7-15-23	35	36,848
7.5%, 12-15-23	345	361,142
8.0%, 9-15-25	264	279,844
7.0%, 7-20-27	9	9,285
6.5%, 5-15-29	344	350,932
7.5%, 7-15-29	75	78,374
Government National Mortgage Association Non-Agency REMIC/CMO,
4.0%, 1-16-30	938	871,033
United States Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust:
2003-2 Class D,
5.0%, 11-15-23	72	71,610
2003-2 Class E,
5.0%, 12-15-25	3,750	3,726,038
		192,795,518
Treasury Obligations - 12.47%
United States Treasury Bond,
6.125%, 11-15-27	10,000	11,145,310
United States Treasury Notes:
4.0%, 6-15-09	2,000	1,967,344
4.0%, 3-15-10	2,000	1,955,468
4.0%, 4-15-10	28,500	27,843,161
5.0%, 2-15-11	2,000	2,009,062
4.375%, 8-15-12	14,250	13,928,264
4.0%, 2-15-15	21,850	20,460,471
5.125%, 5-15-16	5,000	5,028,125
		84,337,205

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 51.30%		$347,015,452

(Cost: $352,260,507)

SHORT-TERM SECURITIES

Construction Materials - 0.49%
Black & Decker Corp.,
5.45%, 7-2-07	3,279	3,278,504

Food and Related - 0.74%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.39%, 7-3-07	5,000	4,998,503

Forest and Paper Products - 0.65%
Sonoco Products Co.,
5.52%, 7-2-07	4,419	4,418,322

Household -- General Products - 0.74%
Clorox Co.,
5.4%, 7-2-07	5,000	4,999,250

TOTAL SHORT-TERM SECURITIES - 2.62%		$17,694,579

(Cost: $17,694,579)

TOTAL INVESTMENT SECURITIES - 100.00%		$676,400,456

(Cost: $680,563,514)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts; and REMIC - Real Estate Mortgage Investment Conduit.

(A)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(B)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $14,699,415 or 2.17% of total investments.

(C)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of this security amounted to 0.23% of total investments.

(D)Principal amount is denominated in the indicated foreign currency, where applicable (JPY - Japanese Yen).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 29, 2007

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2007